INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Components of Income (Loss) Before Income Taxes
For the years ended December 31, 2024, 2023, and 2022, the components of income before income taxes are as follows:

	Year Ended December 31,
	2024	2023	2022
U.S. earnings	$177	$186	$40
Foreign earnings	153	46	53
Total earnings	$330	$232	$93

Summary of Income Tax Provision
The income tax provision for the years ended December 31, 2024, 2023, and 2022, consisted of the following:

	Year Ended December 31,
	2024	2023	2022
Current:
U.S. federal	$47	$48	$32
State	14	23	13
Foreign	46	40	22
Total current tax provision	$107	$111	$67

Deferred:
U.S. federal	$(15)	$(10)	$(32)
State	—	(1)	(3)
Foreign	(12)	(21)	(12)
Total deferred tax benefit	$(27)	$(32)	$(47)
Total income tax provision	$80	$79	$20

Summary of Reconciliation of Federal Statutory Income Tax Rate
The reconciliation of the federal statutory income tax rate to the Company’s provision for income taxes is as follows:

	Year Ended December 31,
	2024		2023		2022
Expected provision at statutory federal rate	$70	21.0%	$49	21.0%	$19	21.0%
State tax provision, net of federal benefit	11	3.3%	17	7.3%	7	7.5%
Foreign rate differential	(3)	(0.9%)	(1)	(0.4)%	(4)	(4.3%)
Valuation allowance	(5)	(1.5%)	8	3.4%	(1)	(1)%
Permanent differences and other	3	0.9%	3	1.3%	4	4%
Uncertain tax positions	—	—%	—	—%	(1)	(1)%
Transaction costs	1	0.3%	—	—%	3	3.2%
Withholding taxes on foreign entities	—	—%	—	—%	(9)	(10)%
Section 162(m) limitation	3	0.9%	3	1.3%	2	2.1%
Total provision for income taxes	$80	24.0%	$79	33.9%	$20	22.0%

Summary of Components of Deferred Tax Assets And Liabilities
The components of deferred tax assets and liabilities consisted of the following:

	December 31,
	2024	2023
Deferred tax assets:
Operating and finance lease liabilities	$68	$57
Accrued compensation	42	60
Accrued expenses	27	28
Net operating loss carryforwards	22	28
Contingent consideration and compensation liabilities	14	13
Capital loss carryforwards	51	54
Credits	37	38
Reserves and allowances	6	6
Interest limitation	36	2
Other	7	12
Gross deferred tax assets	310	298
Valuation allowances	(92)	(114)
Net deferred tax assets	$218	$184

Deferred tax liabilities:
Depreciation on fixed assets	$39	$42
Goodwill	44	23
Amortization on identified intangible assets	177	165
Operating lease right-of-use assets	67	56
Derivatives	7	1
Deferred payments	3	4
Pension and post-retirement obligations	16	11
Other	6	2
Gross deferred tax liabilities	$359	$304

Net deferred tax liabilities	$141	$120

Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2024	2023	2022
Gross unrecognized tax benefits at the beginning of the year	$7	$8	$2
Additions for tax positions taken in a prior period (including acquired uncertain tax positions)	3	—	7
Reductions for tax positions taken in a prior period (including acquired uncertain tax positions)	(1)	(1)	—
Additions for tax positions taken in the current period	—	1	1
Reductions for tax positions due to lapse in statute of limitations	—	(1)	—
Foreign currency translation adjustments	—	—	(2)
Gross unrecognized tax benefits as of the end of the year	$9	$7	$8